Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000021901 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000021901 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000021901 [Member] | Mid America Apartment Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000021901 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000021901 [Member] | Equity Lifestyle Properties Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000021901 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000021901 [Member] | Kimco Realty Corp REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021901 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000021901 [Member] | Federal Realty Investment Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021901 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000021901 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000021901 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	70.50%
C000021901 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.20%
C000021901 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.70%
C000021901 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000021901 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021901 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021901 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021901 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021901 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021901 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%
C000021901 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021902 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000021902 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000021902 [Member] | Mid America Apartment Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000021902 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000021902 [Member] | Equity Lifestyle Properties Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000021902 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000021902 [Member] | Kimco Realty Corp REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021902 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000021902 [Member] | Federal Realty Investment Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021902 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000021902 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000021902 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	70.50%
C000021902 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.20%
C000021902 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.70%
C000021902 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000021902 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021902 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021902 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021902 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021902 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021902 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%
C000021902 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021905 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021905 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021905 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021905 [Member] | Piedmont Office Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021905 [Member] | Funko Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021905 [Member] | Newell Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021905 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021905 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021905 [Member] | APi Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021905 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021905 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000021905 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000021905 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000021905 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000021905 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000021905 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000021905 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000021905 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000021905 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000021905 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021905 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021905 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000021905 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000021906 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021906 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021906 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021906 [Member] | Piedmont Office Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021906 [Member] | Funko Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021906 [Member] | Newell Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021906 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021906 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021906 [Member] | APi Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021906 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021906 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000021906 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000021906 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000021906 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000021906 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000021906 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000021906 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000021906 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000021906 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000021906 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021906 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021906 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000021906 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052149 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000052149 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000052149 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000052149 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000052149 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000052149 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052149 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052149 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052149 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000052149 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000052149 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000052149 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000052149 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000052149 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000052149 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000052149 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000052149 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000052149 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000052149 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000052149 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000052149 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000052149 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%
C000052149 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000052150 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000052150 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000052150 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000052150 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000052150 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000052150 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052150 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052150 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052150 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000052150 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000052150 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000052150 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000052150 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000052150 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000052150 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000052150 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000052150 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000052150 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000052150 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000052150 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000052150 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000052150 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%
C000052150 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000052151 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000052151 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000052151 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000052151 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000052151 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
C000052151 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000052151 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000052151 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052151 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000052152 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000052152 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000052152 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000052152 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000052152 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
C000052152 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000052152 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000052152 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052152 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000068440 [Member] | MFS Total Return Bond Series [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000068440 [Member] | MFS Limited Maturity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000068440 [Member] | MFS Inflation Adjusted Bond Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000068440 [Member] | MFS Government Securities Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000068440 [Member] | MFS Global Governments Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000068440 [Member] | MFS Research Series [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000068440 [Member] | MFS Value Series [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000068440 [Member] | MFS Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000068440 [Member] | MFS High Yield Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000068440 [Member] | MFS Research International Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068440 [Member] | MFS Mid Cap Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000068440 [Member] | MFS Mid Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000068440 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000068440 [Member] | MFS International Intrinsic Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068440 [Member] | MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068440 [Member] | MFS Global Real Estate Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000068440 [Member] | MFS New Discovery Series [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068440 [Member] | MFS New Discovery Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068440 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000068440 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	59.60%
C000068440 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%
C000068440 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000068440 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000068441 [Member] | MFS Total Return Bond Series [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000068441 [Member] | MFS Limited Maturity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000068441 [Member] | MFS Inflation Adjusted Bond Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000068441 [Member] | MFS Government Securities Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000068441 [Member] | MFS Global Governments Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000068441 [Member] | MFS Research Series [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000068441 [Member] | MFS Value Series [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000068441 [Member] | MFS Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000068441 [Member] | MFS High Yield Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000068441 [Member] | MFS Research International Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068441 [Member] | MFS Mid Cap Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000068441 [Member] | MFS Mid Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000068441 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000068441 [Member] | MFS International Intrinsic Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068441 [Member] | MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068441 [Member] | MFS Global Real Estate Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000068441 [Member] | MFS New Discovery Series [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068441 [Member] | MFS New Discovery Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068441 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000068441 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	59.60%
C000068441 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%
C000068441 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000068441 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000068442 [Member] | MFS Total Return Bond Series [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000068442 [Member] | MFS Limited Maturity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000068442 [Member] | MFS Inflation Adjusted Bond Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068442 [Member] | MFS Government Securities Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000068442 [Member] | MFS Global Governments Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068442 [Member] | MFS Research Series [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000068442 [Member] | MFS Value Series [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000068442 [Member] | MFS Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000068442 [Member] | MFS High Yield Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000068442 [Member] | MFS Research International Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000068442 [Member] | MFS Mid Cap Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000068442 [Member] | MFS Mid Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000068442 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000068442 [Member] | MFS International Intrinsic Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068442 [Member] | MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068442 [Member] | MFS Global Real Estate Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000068442 [Member] | MFS New Discovery Series [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068442 [Member] | MFS New Discovery Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068442 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000068442 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%
C000068442 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	40.90%
C000068442 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000068442 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000068443 [Member] | MFS Total Return Bond Series [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000068443 [Member] | MFS Limited Maturity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000068443 [Member] | MFS Inflation Adjusted Bond Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068443 [Member] | MFS Government Securities Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000068443 [Member] | MFS Global Governments Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068443 [Member] | MFS Research Series [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000068443 [Member] | MFS Value Series [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000068443 [Member] | MFS Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000068443 [Member] | MFS High Yield Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000068443 [Member] | MFS Research International Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000068443 [Member] | MFS Mid Cap Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000068443 [Member] | MFS Mid Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000068443 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000068443 [Member] | MFS International Intrinsic Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068443 [Member] | MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068443 [Member] | MFS Global Real Estate Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000068443 [Member] | MFS New Discovery Series [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068443 [Member] | MFS New Discovery Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068443 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000068443 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%
C000068443 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	40.90%
C000068443 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000068443 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000068444 [Member] | MFS Total Return Bond Series [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000068444 [Member] | MFS Limited Maturity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068444 [Member] | MFS Inflation Adjusted Bond Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068444 [Member] | MFS Global Governments Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000068444 [Member] | MFS Research Series [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000068444 [Member] | MFS Value Series [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000068444 [Member] | MFS Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000068444 [Member] | MFS High Yield Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000068444 [Member] | MFS Research International Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000068444 [Member] | MFS Mid Cap Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000068444 [Member] | MFS Mid Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000068444 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068444 [Member] | MFS International Intrinsic Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068444 [Member] | MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068444 [Member] | MFS Global Real Estate Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000068444 [Member] | MFS New Discovery Series [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068444 [Member] | MFS New Discovery Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068444 [Member] | MFS Emerging Markets Equity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068444 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068444 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000068444 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	52.30%
C000068444 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000068444 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000068445 [Member] | MFS Total Return Bond Series [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000068445 [Member] | MFS Limited Maturity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068445 [Member] | MFS Inflation Adjusted Bond Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068445 [Member] | MFS Global Governments Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000068445 [Member] | MFS Research Series [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000068445 [Member] | MFS Value Series [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000068445 [Member] | MFS Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000068445 [Member] | MFS High Yield Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000068445 [Member] | MFS Research International Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000068445 [Member] | MFS Mid Cap Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000068445 [Member] | MFS Mid Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000068445 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068445 [Member] | MFS International Intrinsic Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068445 [Member] | MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068445 [Member] | MFS Global Real Estate Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000068445 [Member] | MFS New Discovery Series [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068445 [Member] | MFS New Discovery Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068445 [Member] | MFS Emerging Markets Equity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068445 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068445 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000068445 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	52.30%
C000068445 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000068445 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000068446 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068446 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068446 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068446 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068446 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068446 [Member] | Air Lease Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068446 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068446 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068446 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068446 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068446 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000068446 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000068446 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000068446 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000068446 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000068446 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000068446 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000068446 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000068446 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000068446 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000068446 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%
C000068446 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000068447 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068447 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068447 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068447 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068447 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068447 [Member] | Air Lease Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068447 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068447 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068447 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068447 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068447 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000068447 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000068447 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000068447 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000068447 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000068447 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000068447 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000068447 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000068447 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000068447 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000068447 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%
C000068447 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000068454 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068454 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000068454 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000068454 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000068454 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000068454 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000068454 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.10%
C000068454 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	18.30%
C000068454 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.70%
C000068454 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068454 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.20%
C000068454 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	6.10%
C000068454 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	9.80%
C000068454 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068454 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068454 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000068454 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000068454 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068454 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.30%
C000068455 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068455 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000068455 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000068455 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000068455 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000068455 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000068455 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.10%
C000068455 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	18.30%
C000068455 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.70%
C000068455 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068455 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.20%
C000068455 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	6.10%
C000068455 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	9.80%
C000068455 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068455 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068455 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000068455 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000068455 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068455 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.30%